Effects of adoption of IFRS 17 - Impact on Comprehensive Income Statement (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period		£ 23,233	[1],[2]	£ 23,145		£ 23,849
Profit/(loss) for the year		1,725		(553)	[3]	1,046	[4]
Debt instruments at fair value through other comprehensive income		439		(1,886)	[3]	(237)	[3]
Equity instruments designated at fair value through other comprehensive income		(1)		0	[3]	2	[3]
Other comprehensive expense for the period, net of tax		367		(382)	[3]	(957)	[3]
Total comprehensive income/(expense) for the year		2,092		(935)	[3]	89	[3]
Change in business combinations and other movements		(418)		(21)		(18)	[5]
Equity end of period		24,505		23,233	[1],[2]	23,145
Retained earnings
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period		24,368	[1]	24,157		23,829
Profit/(loss) for the year		1,703		(563)		1,041
Other comprehensive expense for the period, net of tax		(134)		367		46
Total comprehensive income/(expense) for the year		1,569		(196)		1,087
Change in business combinations and other movements		(234)		(11)		23	[5]
Equity end of period		24,724		24,368	[1]	24,157
Financial assets at FVOCI reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period		(278)	[1]	1,603		1,309
Debt instruments at fair value through other comprehensive income		437		(1,881)		(236)
Equity instruments designated at fair value through other comprehensive income		(1)		0		2
Other comprehensive expense for the period, net of tax		422		(1,881)		(234)
Total comprehensive income/(expense) for the year		422		(1,881)		(234)
Change in business combinations and other movements		(1,012)		0		6	[5]
Equity end of period		(868)		(278)	[1]	1,603
– Insurance finance reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period				(514)
Equity end of period						(514)
Previously stated
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period		24,016		23,715	[1]
Profit/(loss) for the year				(398)
Debt instruments at fair value through other comprehensive income				(454)
Equity instruments designated at fair value through other comprehensive income				0
Insurance finance income/ (expense) recognised in other comprehensive income				0
Other comprehensive expense for the period, net of tax				125
Change in business combinations and other movements				1,028
Equity end of period				24,016		23,715	[1]
Previously stated | IFRS 4
Disclosure of effect of insurance contracts initially recognised [line items]
Total comprehensive income/(expense) for the year				(727)
Previously stated | Retained earnings
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period	[1]			24,735
Equity end of period	[1]					24,735
Previously stated | Financial assets at FVOCI reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period	[1]			1,081
Equity end of period	[1]					1,081
Previously stated | – Insurance finance reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period				0
Equity end of period						0
Impact on transition to IFRS 17
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period		£ 23,233		(570)
Profit/(loss) for the year				(553)
Debt instruments at fair value through other comprehensive income				(1,886)
Equity instruments designated at fair value through other comprehensive income				0
Insurance finance income/ (expense) recognised in other comprehensive income				1,408
Other comprehensive expense for the period, net of tax				96
Change in business combinations and other movements				1,023
Equity end of period				23,233		(570)
Impact on transition to IFRS 17 | IFRS 17 [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Total comprehensive income/(expense) for the year				(935)
Impact on transition to IFRS 17 | Retained earnings
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period				(578)
Equity end of period						(578)
Impact on transition to IFRS 17 | Financial assets at FVOCI reserve
Disclosure of effect of insurance contracts initially recognised [line items]
Equity beginning of period				£ 522
Equity end of period						£ 522

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.
[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
[4]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
[5]	Additional shares were acquired in HSBC Trinkaus & Burkhardt GmbH and HSBC Bank Armenia CJSC, in 2021 increasing the group’s interest to 100%.